Investment Objectives and Goals - AltShares Event-Driven ETF	Sep. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ALTSHARES EVENT-DRIVEN ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AltShares Event-Driven ETF (the “Fund”) seeks to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market.